PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
PROPERTY AND EQUIPMENT
4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	September 30, 2020	June 30, 2020

Cryptocurrency mining equipment	$666,545	$1,242,397
Furniture and equipment	16,366	16,366
Total	682,911	1,258,763
Less accumulated depreciation and amortization	(319,962)	(805,421)
Net	$362,949	$453,342

Depreciation and amortization expense, included in cost of revenues, was $110,572 and $144,612 for the three months ended September 30, 2020 and 2019, respectively.

Property and equipment consisted of the following at June 30:

	2020	2019

Cryptocurrency mining equipment	$1,242,397	$1,579,580
Furniture and equipment	16,366	16,366

Total	1,258,763	1,595,946
Less accumulated depreciation and amortization	(805,421)	(556,263)

Net	$453,342	$1,039,683

Depreciation and amortization expense, included in cost of revenues, for the years ended June 30, 2020 and 2019 was $575,210 and $552,958, respectively.

During the year ended June 30, 2020, we disposed of and wrote off non-serviceable, defective mining equipment with a net book value of $162,451.We did not report any loss on disposition of property and equipment during the year ended June 30, 2019.